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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2000
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Sloan____
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Sloan Baltimore, Md. January 24 2000 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____104______
Form 13F Information Table Value Total: $_1,926______
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5        COL. 6 COLUMN 7         COLUMN 8
-------------------------------       --------   --------  --------   ------------------   ------ --------  ----------------------
                                      TITLE OF               VALUE                           -      OTHER
NAME OF ISSUER                          CLASS     CUSIP    (x$1000)                        INVSTM MANAGERS
                                                                                             T
                                                                                           DSCRET
                                                                                             N
                                                                     SHARES/     SH/P PUT/                     VOTING AUTHORITY
                                                                     PRIN.AMT    RN   CALL
                                                                                                               SOLE    SHARE NONE
                                                                                                                         D
ABBOTT LABORATORIES                      COM     002824100    12,352     255,000 SH        SOLE                255,000
ALZA CORPORATION                         COM     022615108    20,400     480,000 SH        SOLE                480,000
AMBAC FINANCIAL GROUP, INC.              COM     023139108    33,203     569,400 SH        SOLE                569,400
AMERICAN HOME PRODUCTS CORP.             COM     026609107    19,065     300,000 SH        SOLE                300,000
AMERICAN INT'L. GROUP INC.               COM     026874107    74,846     759,375 SH        SOLE                759,375
AMERICAN TOWER CORP 5% CV                DEB     029912AE2     9,150  10,000,000 PRIN      SOLE             10,000,000
ANNUITY AND LIFE RE (HOLDINGS), LTD.     COM     G03910109    22,356     700,000 SH        SOLE                700,000
BMC SOFTWARE INC.                        COM     055607105     4,340     310,000 SH        SOLE                310,000
BP AMOCO PLC SPN                        ADRS     055662104    12,926     270,000 ADR       SOLE                270,000
BANKNORTH GROUP, INC.                    COM     06646L100     9,450     474,000 SH        SOLE                474,000
BAXTER INTERNATIONAL                     COM     071813109    22,520     255,000 SH        SOLE                255,000
BELLSOUTH CORP.                          COM     079860102    18,013     440,000 SH        SOLE                440,000
BLACK & DECKER CORP.                     COM     091797100    11,775     300,000 SH        SOLE                300,000
BLACK HILLS CORP.                        COM     092113109    24,836     555,000 SH        SOLE                555,000
CABOT CORP.                              COM     127055101    12,396     470,000 SH        SOLE                470,000
CALPINE CORP.                            COM     131347106     4,506     100,000 SH        SOLE                100,000
CALPINE CORP                            CALL     131347906     2,704      60,000      CALL
CALPINE CAPITAL TRUST                    PFD     131346207    32,122     202,500 SH        SOLE                202,500
CANADIAN NATIONAL RAILWAY.               COM     136375102     1,781      60,000 SH        SOLE                 60,000
CANADIAN NATIONAL RAILWAY 5.25% PFD     QUIDS    136375409       680      15,000 SH        SOLE                 15,000
CHIRON CORP.                             COM     170040109    24,475     550,000 SH        SOLE                550,000
CINERGY CORP.                            COM     172474108    10,538     300,000 SH        SOLE                300,000
CISCO SYSTEMS, INC.                      COM     17275R102    70,189   1,835,000 SH        SOLE              1,835,000
CITIGROUP INC.                           COM     172967101    20,477     401,023 SH        SOLE                401,023
COCA-COLA CO.                            COM     191216100    10,359     170,000 SH        SOLE                170,000
COCA-COLA CO.                            PUT     191216950       609      10,000       PUT
CORNING, INC.                            COM     219350105    61,791   1,170,000 SH        SOLE              1,170,000
CORNING, INC                            CALL     219350905       792      15,000      CALL
DEAN FOODS CO.                           COM     242361103     9,206     300,000 SH          SOLE              300,000
DELPHI AUTOMOTIVE, INC.                  COM     247126105     4,163     370,000 SH          SOLE              370,000
DIAMONDCLUSTER INTER.                    COM     252762109     9,150     300,000 SH          SOLE              300,000
DOVER CORP.                              COM     260003108    10,546     260,000 SH          SOLE              260,000
DUKE ENERGY CORP                         COM     264399106    22,336     262,000 SH          SOLE              262,000
DUKE ENERGY CORP.                        PUT     264399956     2,131      25,000       PUT
ELAN CORP. PLC                          ADRS     284131208    25,747     550,000 SH          SOLE              550,000
ENGELHARD CORP.                          COM     292845104    10,799     530,000 SH          SOLE              530,000
ENRON CORP.                              COM     293561106    41,563     500,000 SH          SOLE              500,000
ERICSSON (L.M.) TELEPHONE CO.            COM     294821400    35,054   3,133,333 SH          SOLE            3,133,333
ERICSSON (L.M.) TELEPHONE CO.           CALL     294821900       237      20,000      CALL
EXXON MOBIL CORP.                        COM     30231G102    13,772     158,418 SH          SOLE              158,418
FEDERAL HOME LOAN MORTGAGE CORP.         COM     313400301    23,762     345,000 SH          SOLE              345,000
FIRST DATA CORP.                         COM     319963104    18,123     343,980 SH          SOLE              343,980
GENERAL ELECTRIC CO.                     COM     369604103    88,924   1,855,000 SH          SOLE           1,855,000
GLOBAL CROSSING LTD                      COM     G3921A100     9,217     644,000 SH          SOLE              644,000
GLOBAL CROSSING LTD 6.75% CONV           DEB     G3921A134     5,865      40,000 SH          SOLE               40,000
GLAXOSMITHKLINE PLC                      COM     37733W105    14,020     250,360 SH          SOLE              250,360
GREENPOINT FINANCIAL CORP.               COM     395384100    17,807     435,000 SH          SOLE              435,000
HEWLETT-PACKARD CO.                      COM     428236103    12,625     400,000 SH          SOLE              400,000
INTEL CORP.                              COM     458140100    20,873     690,000 SH          SOLE              690,000
INVESTORS FINANCIAL SERV. CORP.          COM     461915100    56,760     660,000 SH          SOLE              660,000
IVEX PACKAGING CORP.                     COM     465855104    10,150     928,000 SH          SOLE              928,000
JOHNSON & JOHNSON                        COM     478160104    18,911     180,000 SH          SOLE              180,000
LILLY (ELI) & CO.                        COM     532457108    17,682     190,000 SH          SOLE              190,000
LUCENT TECHNOLOGIES INC.                 COM     549463107     6,870     508,920 SH          SOLE              508,920
MCDONALD'S CORP.                         COM     580135101    19,040     560,000 SH          SOLE              560,000
MEAD CORP.                               COM     582834107    12,550     400,000 SH          SOLE              400,000
MEADIAONE GROUP, INC. 6.25% DUE 2001    PIES     58440J401     6,906      85,000 SH          SOLE               85,000
MELLON BANK CORP.                        COM     585509102    20,659     420,000 SH          SOLE              420,000
MERCK & CO., INC.                        COM     589331107    23,406     250,000 SH          SOLE              250,000
MINNESOTA MINING & MFG                   COM     604059105    34,343     285,000 SH          SOLE              285,000
MINNESOTA MINING & MFG                   PUT     604059955     2,410      20,000       PUT
MOTOROLA, INC.                           COM     620076109    10,036     485,622 SH          SOLE              485,622
NATIONAL CITY CORP.                      COM     635405103     4,600     160,000 SH          SOLE              160,000
NEXTEL COMMUNICATIONS, INC.              COM     65332V103    25,740   1,040,000 SH          SOLE            1,040,000
NEXTEL COMM, INC. 5.25%DUE 1/15/2010     DEB     65332VAW3     7,337  10,000,000 PRIN        SOLE           10,000,000
NOKIA CORP. PFD                         ADRS     654902204    80,040   1,840,000 SH          SOLE            1,840,000
NORTEL NETWORKS LTD                      COM     656569100    47,773   1,490,000 SH          SOLE            1,490,000
NORTHWESTERN CORP.                       COM     668074107    11,563     500,000 SH          SOLE              500,000
ORACLE CORP                              COM     68389X105    34,294   1,180,000 SH          SOLE            1,180,000
ORION POWER HOLDINGS                     COM     686286105     9,604     390,000 SH          SOLE              390,000
PALL CORP.                               COM     696429307    12,788     600,000 SH          SOLE              600,000
PEPSICO, INC.                            COM     713448108    14,621     295,000 SH          SOLE              295,000
PETROLEUM & RESOURCES CORP.              COM     716549100    52,270   1,913,760 SH          SOLE            1,913,760
PHARMACIA  & UPJOHN INC.                 COM     71713U102    22,503     368,900 SH          SOLE              368,900
PROCTER & GAMBLE CO.                     COM     742718109    10,197     130,000 SH          SOLE              130,000
PROCTER & GAMBLE CO.                     PUT     742718959     2,745      35,000
PROVIDENT BANKSHARES CORP.               COM     743859100     6,661     319,068 SH          SOLE              319,068
QRS CORP.                                COM     74726X105     7,495     585,000 SH          SOLE              585,000
QWEST COMMUNICATIONS INT'L. INC.         COM     749121109    31,160     760,000 SH          SOLE              760,000
QWEST COMM. INTL INC 5.75% DUE 2003    TRENDS    74912L105     8,563     125,000 SH          SOLE              125,000
RCN CORP                                 COM     749361101     1,768     280,000 SH          SOLE              280,000
SBC COMMUNICATIONS INC.                  COM     78387G103    37,625     787,960 SH          SOLE              787,960
SAPIENT CORP                             COM     803062108    13,728   1,150,000 SH          SOLE            1,150,000
SAPIENT CORP                            CALL     803062908       119      10,000      CALL
SCHLUMBERGER, LTD                        COM     806857108     7,066      88,400 SH          SOLE               88,400
SOLECTRON CORP.                          COM     834182107    67,800   2,000,000 SH          SOLE            2,000,000
SUN MICROSYSTEMS INC.                    COM     866810104    11,150     400,000 SH          SOLE              400,000
SUN MICROSYSTEMS INC.                    PUT     866810954       557      20,000       PUT
SYMANTEC CORP.                           COM     871503108     7,426     222,500 SH          SOLE              222,500
TECO ENERGY, INC                         COM     872375100     9,712     300,000 SH          SOLE              300,000
TIFFANY & COMPANY                        COM     886547108    11,069     350,000 SH          SOLE              350,000
TIME WARNER INC.                         COM     887315109     7,771     148,752 SH          SOLE              148,752
TIME WARNER TELECOM                      COM     887319101    25,660     404,500 SH          SOLE              404,500
UNITED PARCEL SERVICE                    COM     911312106    10,292     175,000 SH          SOLE              175,000
UNITED PARCEL SERVICE                    PUT     911312956     3,235      55,000
UNITED TECHNOLOGIES                      COM     913017109    20,049     255,000 SH          SOLE              255,000
VERTEX PHARMACEUTICALS INC.              COM     92532F100    17,733     248,016 SH          SOLE              248,016
VODAFONE AIRTOUCH PLC                   ADRS     92857T107    10,296     287,500 SH          SOLE              287,500
WACHOVIA CORP.                           COM     929771103    11,044     190,000 SH          SOLE              190,000
WELLS FARGO & CO.                        COM     949746101    30,628     550,000 SH          SOLE              550,000
WILLIAMS COMMUNICATIONS GROUP INC.       COM     969455104     5,875     500,000 SH          SOLE              500,000
WILLIAMS COMPANIES, INC.                 COM     969457100    19,969     500,000 SH          SOLE              500,000
WILMINGTON TRUST CORP.                   COM     971807102    13,033     210,000 SH          SOLE              210,000
WORLDCOM INC.                            COM     98157D106     7,700     550,000 SH          SOLE              550,000
                                                           1,925,553


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